Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 5,106,921
Borrowings, book value	28,492,000	₩ 25,997,367
Financial guarantee liabilities, book value	18,135
Lease liabilities book value	1,340,654
Other payables book value	2,734,725
Non-derivative financial liabilities, book value	37,692,435
Trade accounts and notes payable, contractual cash flow	5,106,921
Borrowings, contractual cash flow	33,051,735
Financial guarantee liabilities, contractual cash flow	3,613,477
Lease liabilities contractual cash flows	1,719,521
Other payables, contractual cash flow	2,734,965
Non-derivative financial liabilities, contractual cash flow	46,226,619
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	5,106,921
Borrowings, contractual cash flow	12,722,356
Financial guarantee liabilities, contractual cash flow	3,613,477
Lease liabilities contractual cash flows	207,565
Other payables, contractual cash flow	2,657,699
Non-derivative financial liabilities, contractual cash flow	24,308,018
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	17,945,996
Lease liabilities contractual cash flows	649,154
Other payables, contractual cash flow	77,266
Non-derivative financial liabilities, contractual cash flow	18,672,416
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	2,383,383
Lease liabilities contractual cash flows	862,802
Non-derivative financial liabilities, contractual cash flow	₩ 3,246,185